LEASES - Schedule of Operating Leases (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Cash paid for amounts included in the measurement of operating lease liabilities	$ 80,164	$ 73,121
Right-of-use assets obtained in exchange for operating lease obligations	$ 41,393	$ 34,795
Weighted average remaining lease term (in years)	7 years	7 years 6 months 6 days
Weighted average discount rate	6.80%	5.90%